Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of useful lives of property, plant and equipment
Buildings	20 - 40 years
Machinery and equipment	10 - 20 years
Furniture and fixtures	2 - 10 years
Other equipment	2 - 5 years

Schedule of useful lives are used to calculate amortization
Trademarks and sanitary records	3 – 20 years
Licenses, customers and agreements	3 – 10 years
Product development	3 years

Schedule of summary describes the operations of each reportable segment
Reportable segment	Operations
NextGel	Development and manufacturing of Softgel and related technologies in USA, Brazil and Colombia
Procaps Colombia	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Colombia
CAN	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Northern Central America: Salvador, Guatemala, Nicaragua and Honduras
CASAND	Manufacturing and distribution of prescription and over-the-counter pharmaceutical products in Southern Central America (Panama and Costa Rica) and the North Andes District (Ecuador, Peru and Bolivia)
Diabetrics	Diabetes solutions and chronic disease management tool